Income Tax Expenses	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Freight Tax and Other Tax Expenses
Income Tax Expenses
The following is a roll-forward of the Company’s freight tax liabilities which are recorded in its consolidated balance sheets in other long-term liabilities, from January 1, 2018 to December 31, 2019:

	Year Ended December 31,
	2019 $	2018 $
Balance of unrecognized tax benefits as at January 1	32,059	26,054
Increases for positions related to the current year	3,385	5,399
Changes for positions taken in prior years	15,781	1,701
Decreases related to statute of limitations	(1,646)	(1,095)
Balance of unrecognized tax benefits as at December 31	49,579	32,059

The Company also recognized a $1.2 million tax accrual, which is recoverable from one of its customers as at December 31, 2019. This amount is recorded in the Company's consolidated balance sheet in accrued liabilities and accounts receivable.
The Company does not presently anticipate its uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions of the trading activity of its vessels. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include legal advice as to applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.
The Company recognizes freight tax expenses and recoveries in its consolidated statements of income (loss). Interest and penalties on freight tax expenses are included in the roll-forward schedule above, and are approximately $8.4 million and $5.4 million, for the years ended December 31, 2019 and 2018, respectively. Net foreign exchange gains on freight tax expenses are also included in the roll-forward schedule above and reductions are approximately $0.6 million and $3.3 million for the years ended December 31, 2019 and 2018, respectively.